Gains on Derivative Instruments and Other Financial Items, Net -Gains (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments, net	$ 2,297	$ 47,877
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for IRS derivatives	(1,453)	49,582
Net interest income/(expense) on undesignated interest rate swap (“IRS”) derivatives	$ 3,750	$ (1,705)